UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,376,489)	$ (14,684,800)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for expected credit loss	777,252
Depreciation and amortization expense	640,412	506,848
Amortization of debt discount	133,789	59,937
Stock-based compensation expense	536,948	35,523
ROU amortization on finance leases	60,964	85,540
ROU amortization on operating leases	49,488	84,644
(Gain) Loss on extinguishment of debt	1,714,405	(713,950)
Loss on impairment of intangible assets		405,658
Unrealized (gain) loss on fair value measurement of debt		1,622,916
Gain on settlement of accounts payable	(194,524)
Loss on reposessed vehicle	12,706
Bargain purchase gain	(2,486,702)
Loss on termination of lease	30,906
Gain on forward purchase agreement		(1,547,375)
Gain on disposal of property and equipment	(23,500)
Other income and expense	905,794
Change in fair value of convertible debt	1,893,893
Change in fair value of derivative liabilities	526,388	30,919
Change in fair value of forward purchase agreement	971,000	8,123,473
Change in fair value of 3(a)(10) Settlement Agreement (Note 4)	(766,691)
Changes in operating assets and liabilities:
Accounts receivable - net	(3,379,767)	(558,307)
Contract asset	(243,439)	343,646
Inventory	65,857	(42,361)
Prepaid expenses and other current assets	(120,135)	(25,949)
Accounts payable	2,051,047	2,722,671
Accrued expenses	(135,436)	1,295,107
Operating lease liabilities	(55,282)	(56,398)
Working capital advances	102,302	(459,241)
Contract liabilities	1,612,284
Net cash used in operating activities	(6,696,530)	(2,771,499)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(8,302)	(58,804)
Proceeds from the sale of property and equipment	23,500
Cash received (paid) for noncontrolling interest	559,115	(60,000)
Cash paid for capitalized software development costs	(465,384)	(128,959)
Acquisitons, net of cash acquired		699,292
Net cash received from investing activities	108,929	451,529
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the business combination		80,094,640
Cash transferred in connection with forward purchase agreement		(37,623,601)
Proceeds form the issuance of debt	735,000	5,973,079
Proceeds from the issuance of convertible notes	5,456,000	740,000
Proceeds from Stock Subscription agreement	805,000
Proceeds from factoring receivable arrangements	607,586
Cash paid for debt issuance cost		(788,000)
Payment of deferred offering cost		(1,242,433)
Repayments of debt	(1,262,427)	(1,765,061)
Repayments on convertible notes	(75,000)	(50,000)
Repayment of premium financing obligations	(222,664)
Advance from lender		574,046
Advance to Monterey Capital Acquisition Corporation		(1,933,695)
Proceeds from Forward Purchase agreement	500,000	765,894
Payments from the redemption of preferred stock		(41,652,720)
Payment on finance leases	(62,914)	(73,167)
Net cash provided by financing activities	6,480,581	3,018,982
Effect of exchange rate changes on cash and cash equivalents	(87,604)	22,713
Net decrease in cash and cash equivalents	(194,624)	721,725
Cash, beginning of the period	2,407,843	1,160,368
Cash, end of the period	2,213,219	1,882,093
Supplemental disclosures of cash flow information:
Cash paid for interest	120,966	221,994
Supplemental disclosures of noncash financing information:
Conversion of preferred stock to common stock		11,982,284
Conversion of convertible debt to common stock		3,779,276
Assets and liabilities assumed in connection with the business combination		38,463,220
Contingent consideration payable incurred in connection with Delivery Circle Acquisition	0	2,382,000
Reclasssification of timing of lease payments		143,697
Recapitalization of ACA noncontrollin interests		110,931
Fair value of shares issued to settle Claim under 3(a)(10) Settlement Agreement	8,488,750
Carrying value of accounts payable extinguished with 3(a)(10) Settlement Agreement	5,278,077
Carrying value of debt extinguished with 3(a)(10) Settlement Agreement	3,630,000
Fair value of shares issued to settle the share reset derivative liabilities	1,712,005
Extinguishment of accounts payable through issuance of debt	250,021
Repossessed vehicle	39,228
Fair value of shares issued to settle Claim under 3(a)(9) Settlement Agreement	8,611,519
Extinguishment of derivative liability	2,648,508
Recognition of non-cash assumption of debt	2,724,485
Removal of ROU asset and lease liability at lease termination	42,413
Reclassification of remaining obligation under terminated lease	59,037
Acquisition of non-controlling interest	231,127
Shares issued to acquire new subsidiaries	3,141,478
Financed insurance premium	336,075
Modification of derivative liability	$ 2,648,508
Deferred offering costs included in accounts payable		$ 1,297,101